Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Provisions
Carrying amount at beginning of period	€ 15,267
New or increased provisions	1,935
Initial recognition and changes in estimates	748
Accretion discount	341
Reversal of utilized provisions	(1,661)
Reversal of unutilized provisions	(516)
Currency translation differences	(178)
Changes in scope of consolidation	88
Other changes	(491)
Carrying amount at end of period	15,533
Provisions for site restoration, abandonment and social projects
Provisions
Carrying amount at beginning of period	9,322
New or increased provisions	310
Initial recognition and changes in estimates	748
Accretion discount	284
Reversal of utilized provisions	(731)
Reversal of unutilized provisions	(5)
Currency translation differences	(156)
Changes in scope of consolidation	88
Other changes	(390)
Carrying amount at end of period	9,470
Environmental provisions
Provisions
Carrying amount at beginning of period	3,503
New or increased provisions	783
Accretion discount	57
Reversal of utilized provisions	(476)
Reversal of unutilized provisions	(224)
Currency translation differences	(2)
Other changes	(28)
Carrying amount at end of period	3,613
Provisions for litigations
Provisions
Carrying amount at beginning of period	947
New or increased provisions	132
Reversal of utilized provisions	(202)
Reversal of unutilized provisions	(219)
Currency translation differences	(11)
Other changes	34
Carrying amount at end of period	681
Provisions for taxes other than income taxes
Provisions
Carrying amount at beginning of period	219
New or increased provisions	16
Reversal of utilized provisions	(16)
Reversal of unutilized provisions	(8)
Currency translation differences	(4)
Other changes	(24)
Carrying amount at end of period	183
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Carrying amount at beginning of period	327
New or increased provisions	97
Reversal of utilized provisions	(161)
Other changes	(18)
Carrying amount at end of period	245
Provisions for losses on investments
Provisions
Carrying amount at beginning of period	189
New or increased provisions	20
Reversal of unutilized provisions	(15)
Currency translation differences	(1)
Other changes	15
Carrying amount at end of period	208
Provisions for Everen (ex OIL) insurance cover
Provisions
Carrying amount at beginning of period	97
New or increased provisions	3
Reversal of unutilized provisions	(4)
Other changes	9
Carrying amount at end of period	105
Miscellaneous other provisions
Provisions
Carrying amount at beginning of period	663
New or increased provisions	574
Reversal of utilized provisions	(75)
Reversal of unutilized provisions	(41)
Currency translation differences	(4)
Other changes	(89)
Carrying amount at end of period	€ 1,028